Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Net income (loss) per share

	Years Ended December 31
	2020			2019
	Net loss	Weighted average common shares (000's)	Net loss per share	Net loss	Weighted average common shares (000's)	Net loss per share
Net loss - basic	$(2,438,964)	560,657	$(4.35)	$(12,459)	557,048	$(0.02)
Dilutive effect of share awards	—	—	—	—	—	—
Dilutive effect of share options	—	—	—	—	—	—
Net loss - diluted	$(2,438,964)	560,657	$(4.35)	$(12,459)	557,048	$(0.02)